UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[X]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001541480

DATA 2026-800D Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Daniel Schmidt, (212) 526-7000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated August 25, 2026, of PricewaterhouseCoopers LLP, obtained by the depositor, which report sets forth the findings and conclusions, as applicable, of PricewaterhouseCoopers LLP with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

The report is an updated version of the agreed-upon procedures report, dated June 18, 2026 of PricewaterhouseCoopers LLP obtained by the depositor and furnished to the Commission on Form ABS-15G on June 18, 2026. The updated report was occasioned by certain updates to the maturity date, anticipated repayment date, certain other dates and terms reflected in the loan agreement, appraised value, administrative fee schedule, tape assumptions and underwriting assumptions. Accordingly, the depositor provided PricewaterhouseCoopers LLP with an updated electronic data file reflecting the revised terms; however, the findings and conclusions of the updated report are the same as in the original report.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 25, 2026	BARCLAYS COMMERCIAL MORTGAGE SECURITIES LLC
(Depositor)

	By:	/s/ Daniel Schmidt
		By:	Daniel Schmidt, Chief Executive Officer
(senior officer in charge of securitization of the depositor)

Exhibit 1	Agreed-upon procedures report, dated August 25, 2026, of PricewaterhouseCoopers LLP.